Fees Summary	Jun. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,894,680.80
Previously Paid Amount	0.00
Total Fee Amount	14,071.66
Total Offset Amount	0.00
Net Fee	$ 14,071.66